Income Taxes, Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current	$ 1,652,356	$ 1,937,372
Deferred	72,172	(186,258)
Total income tax expense	$ 1,724,528	$ 1,751,114